Financial assets measured at fair value - Schedule of Investment (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	[1]	¥ 1,291		¥ 132,352
Financial assets measured at FVOCI, non-current		92,396	$ 13,211	198,949
Unlisted Investments, Current [Member]
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	[1]	1,291		45
Unlisted Investments, Non-current [Member]
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	[1]	0		132,307
Listed Investments [Member]
Disclosure of financial assets [line items]
Financial assets measured at FVOCI, non-current	[2]	92,396		66,642
Listed Equity Investments [Member]
Disclosure of financial assets [line items]
Financial assets measured at FVOCI, non-current	[2]	¥ 93,687		¥ 198,994

[1]	The Group’s unlisted investments without control or significant influence are measured at fair value through profit or loss as the Group has not elected to recognize fair value gains and losses through other comprehensive income.
[2]	The Group has elected to recognize fair value gains and losses of its investment in the publicly traded ordinary shares of a listed company without control or significant influence, through other comprehensive income. During the years ended December 31, 2024, the Group received cash dividends of RMB4.3 million from the listed investee company. No cash dividends were received from the listed investee company during the year ended December 31, 2025.